UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

NOTIFICATION OF REDEMPTION OF SECURITIES PURSUANT TO
RULE 23C-2 UNDER THE INVESTMENT COMPANY ACT OF 1940

Investment Company Act file number: 811-21235

FEDERATED HERMES PREMIER MUNICIPAL INCOME FUND
(Exact Name of the Registrant as Specified in Charter)

c/o Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Office – Zip Code)

The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission (“Commission”) that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940 (the “Act”), as amended.

(1) Title of Class of Securities of Federated Hermes Premier Municipal Income Fund (the “Fund”) to be Redeemed:

Auction Market Preferred Shares, Series A  (CUSIP # 31423 P 207) (“AMPS”), each with a liquidation preference of $25,000 per share.

(2) Date on Which the Securities are to be Redeemed:

The Fund intends to redeem the AMPS on or about November 3, 2021.  The Fund reserves the right to postpone or cancel any such optional redemption in its sole discretion.

(3) Applicable Provisions of the Governing Instrument Pursuant to Which the Securities are to be Redeemed:

The applicable provisions are in Section 11 of the Fund’s Statement of Preferences of Auction Market Preferred Shares.

(4) Number of Shares and the Basis Upon Which the Securities to be Redeemed are to be Selected:

The Fund intends to redeem all of its outstanding AMPS (47 AMPS).

SIGNATURE

Pursuant to Rule 23c-2 under the Act, the Fund has caused this notification to be duly executed on its behalf in the City of Pittsburgh and the State of Pennsylvania on the 30th day of September, 2021.

FEDERATED HERMES PREMIER MUNICIPAL INCOME FUND

By: /s/ George F. Magera ________
Name:	George F. Magera
Title:	Assistant Secretary